Provision for Doubtful Debts (Tables)	12 Months Ended
Dec. 31, 2018
Accounts Receivable, Net [Abstract]
Schedule of Provision for Doubtful Debts
The Company does business with most major international pharmaceutical companies. Provision for doubtful debts at December 31, 2018 comprises:

	December 31, 2018	December 31, 2017
	(in thousands)
Opening provision	$8,930	$9,450
Amounts used during the year	(995)	(2,733)
Amounts provided during the year	3,083	5,116
Amounts released during the year	(2,355)	(3,106)
Foreign exchange	226	203
Closing provision	$8,889	$8,930